Basis of presentation for the consolidated financial statements - Revision of Earnings Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Basic earnings per share (US$ per share)	$ 13.6757	$ 2.1048	$ 0.6251
Diluted earnings per share (US$ per share)	$ 13.6757	2.1048	0.6251
Original balance
Disclosure of reclassifications or changes in presentation [line items]
Basic earnings per share (US$ per share)		0.6251	1.0567
Diluted earnings per share (US$ per share)		0.6251	1.0567
Reclassified balance
Disclosure of reclassifications or changes in presentation [line items]
Basic earnings per share (US$ per share)		2.1048	0.6251
Diluted earnings per share (US$ per share)		$ 2.1048	$ 0.6251